Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap and cross currency interest rate swap agreements
Our interest rate swap agreements as of December 31, 2017, were as follows:

Maturity date	Outstanding principal as of December 31, 2017	Receive rate	Pay rate
	(In US$ millions)
February 21, 2021	2,793.9	3 month LIBOR	2.45% to 2.52%	(1) (2)
Total outstanding principal	$2,793.9

(1) The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.
(2) The Company has a LIBOR floor of 1% whereby the Company receives 1% when LIBOR is below 1%.

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of our financial assets and liabilities as of December 31, 2017 and December 31, 2016 are as follows:

	December 31, 2017		December 31, 2016
(In US$ millions)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and cash equivalents	$848.6	$848.6	$767.6	$767.6
Term Loan B	2,249.8	2,802.3	1,925.2	2,865.7
Other external debt facilities	514.7	540.8	581.8	621.4
Long-term debt to related party	23.8	24.7	153.3	160.3

Financial instruments measured at fair value on a recurring basis
Other financial instruments that are measured at fair value on a recurring basis:

		Fair value measurements at reporting date using
	Total fair value as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)		(Level 1)	(Level 2)	(Level 3)
Current liabilities:
Derivative instruments - Interest rate swap contracts	(29.0)	—	(29.0)	—
Related party deferred and contingent consideration	(87.7)	—	(87.7)	—
Total liabilities	$(116.7)	—	(116.7)	—

		Fair value measurements at reporting date using
	Total fair value as of December 31, 2016	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)		(Level 1)	(Level 2)	(Level 3)
Current assets:
Derivative instruments - Interest rate swap contracts (related party)	$2.4	—	2.4	—
Total assets	2.4	—	2.4	—

Current liabilities:
Derivative instruments - Interest rate swap contracts (related party)	(55.2)	—	(55.2)	—
Related party deferred and contingent consideration	(203.2)	—	(203.2)	—
Total liabilities	$(258.4)	—	(258.4)	—